Expense Example, No Redemption {- Franklin California Tax-Free Income Fund} - Franklin California Tax-Free Income Fund-22 - Franklin California Tax-Free Income Fund - Class C	Mar. 08, 2021 USD ($)
Expense Example, No Redemption:
1 Year	$ 118
3 Years	368
5 Years	638
10 Years	$ 1,409